Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

NOTE 13 — STOCK-BASED COMPENSATION

2005 Omnibus Incentive Plan.  The Company’s omnibus incentive plan, as amended (the “Omnibus Plan”), allows it to grant stock options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), performance share units (“PSUs”) and other stock-based awards to eligible directors, officers and employees of the Company and its subsidiaries. The Omnibus Plan is administered by the Compensation Committee (the “Committee”) of the Board of Directors. The Committee has discretion under the Omnibus Plan regarding which type of awards to grant, the vesting and service requirements, exercise price and other conditions, in all cases subject to certain limits, including:

•	As amended, the Omnibus Plan allows for the issuance of up to 45 million shares or share-based awards; and
•	For stock options and SARs, the exercise price of the award must be at least equal to the fair market value of the stock on the date of grant and the maximum term of such an award is 10 years.

SARs granted under the Omnibus Plan generally have terms of seven years, and in most cases vest in four equal annual installments. RSUs granted vest ratably over four years, a portion of which are subject to achievement of a performance target based on operational results compared to budget in order for such RSUs to be eligible to vest. Expense is recognized primarily on a straight-line basis over the vesting period of the awards net of estimated forfeitures. Estimated forfeitures are updated periodically with actual forfeitures recognized currently to the extent they differ from the estimate.

PSUs granted vest subject to a market condition, in which a percentage of the target award granted vests based on the performance of the Company’s stock price in relation to the target price at the end of a three year performance period.  Specifically, the ending average stock price must equal the target price, which is defined as 125% of the beginning average stock price, in order for the target award to vest.  No shares are issued unless the ending average stock price is at least 60% of the target price, and the maximum payout is capped at 160% of the target award.  If the ending average stock price is at least 60% or more of the target price, then the amount of units granted in the target award is multiplied by the stock performance multiplier.  The stock performance multiplier equals the ending average stock price divided by the target price.  For this purpose, the target and ending prices are based on the average closing price of the Company’s common stock over the 60 calendar day periods ending on the grant date and the third anniversary of the grant date.  Expense is recognized on a graded basis over the performance period beginning on the date of grant. Estimated forfeitures are updated periodically with actual forfeitures recognized currently to the extent they differ from the estimate.

As of December 31, 2015, the Company had an aggregate of approximately 22 million shares of common stock available for grant as share-based awards under the Omnibus Plan.  A summary of activity under the Company’s share-based payment plans for the year ended December 31, 2015 is presented below:

Stock options and stock appreciation rights

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Units	Exercise	Contractual	Value
	(000’s)	Price	Term	(000’s)
Outstanding at January 1, 2015	16,176	$15.27
Granted	2,247	20.26
Exercised	(2,571)	10.83
Forfeited or expired	(1,721)	32.47
Outstanding at December 31, 2015	14,131	14.82	3.76	$111,900
Vested and expected to vest at December 31, 2015	13,733	14.66	3.69	$111,129
Exercisable at December 31, 2015	9,056	11.97	2.60	$97,655

As of December 31, 2015, there was a total of $33 million of unamortized compensation related to stock options and SARs expected to vest, which is expected to be recognized over a weighted-average period of 1.8 years.

Restricted stock units and performance share units

	RSUs		PSUs
		Weighted		Weighted	Weighted
		Average		Average	Average
	Units	Grant-Date	Units	Grant-Date	Target
	(000’s)	Fair Value	(000’s)	Fair Value	Price
Nonvested at January 1, 2015	1,358	$18.27	1,455	$15.14	$20.48
Granted	848	20.28	1,045	17.73	25.76
Vested	(540)	16.18	(682)	10.03	13.37
Forfeited	(88)	18.45	—	—	—
Nonvested at December 31, 2015	1,578	20.05	1,818	18.54	26.18

As of December 31, 2015, there was a total of $24 million of unamortized compensation related to RSUs which is expected to be recognized over a weighted-average period of 1.8 years. As of December 31, 2015, there was a total of $21 million of unamortized compensation related to PSUs which is expected to be recognized over a weighted-average period of 2.1 years.

The Company grants PSUs for a portion of any calculated bonus for a Section 16 officer of the Company that is in excess of such officer’s base salary (the “Bonus PSU Policy”). Awards granted under the Bonus PSU Policy have the same terms as the other PSUs granted under the Omnibus Plan with the exception that as of the grant date the awards will not be subject to forfeiture in the event of the officer’s termination. In March 2015 and 2014, the Company granted 0.2 million and 0.3 million PSUs pursuant to the Bonus PSU Policy with a target price of $25.91 and $31.72, respectively. Additionally, the Company grants PSUs for certain employees of the Company in connection with the Profit Growth Plan (“Profit Growth Plan PSUs”). Profit Growth Plan PSUs have the same terms as the other PSUs granted under the Omnibus Plan with the exception of an additional service and performance condition tied to the results of the Profit Growth Plan which must be achieved for the awards to vest. In October 2015, the Company granted 0.3 million Profit Growth Plan PSUs with a target price of $25.76. Awards granted under the Bonus PSU Policy and in connection with the Profit Growth Plan are excluded from the table above.

The following table includes additional information related to stock options, SARs and RSUs:

	Year Ended December 31,
	2015	2014	2013

	(In thousands)
Intrinsic value of share-based awards exercised or RSUs and PSUs vested	$67,420	$31,613	$28,880
Income tax benefit from share-based awards exercised or RSUs and PSUs vested	23,288	10,805	9,975

The Company net settles SAR exercises, whereby shares of common stock are issued equivalent to the intrinsic value of the SAR less applicable taxes.

MGM China Share Option Plan.  The Company’s subsidiary, MGM China, adopted an equity award plan in 2011 for grants of stock options to purchase ordinary shares of MGM China to eligible directors, employees and non-employees of MGM China and its subsidiaries (“MGM China Plan”).  The MGM China Plan is administered by MGM China’s Board of Directors, which has the discretion to determine the exercise price and term of the award, as well as other conditions, in all cases subject to certain limits, including:

•

The maximum number of shares which may be issued upon exercise of all options to be granted under the MGM China Plan shall not in aggregate exceed 10% of the total number of shares in issue as of the date of the shareholders’ approval of the MGM China Plan; and

•

The exercise price of the award must be the higher of the closing price of the stock on the offer date, or the average of the closing price for the five business days immediately preceding the offer date, and the maximum term of the award must not exceed ten years.

Stock options currently granted under the MGM China Plan have a term of ten years, and vest in four equal annual installments.  Expense is recognized on a straight-line basis over the vesting period of the awards net of estimated forfeitures.  Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate.

As of December 31, 2015, MGM China had an aggregate of approximately 327 million shares of options available for grant as share-based awards. A summary of activity under the MGM China Plan for the year ended December 31, 2015 is presented below:

Stock options

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Units	Exercise	Contractual	Value
	(000’s)	Price	Term	(000’s)
Outstanding at January 1, 2015	35,058	$2.85
Granted	16,546	1.84
Exercised	(20)	2.01
Forfeited or expired	(2,373)	2.24
Outstanding at December 31, 2015	49,211	2.54	7.95	$—
Vested and expected to vest at December 31, 2015	46,659	2.54	7.89	$—
Exercisable at December 31, 2015	18,013	2.42	6.24	$—

As of December 31, 2015, there was a total of $19 million of unamortized compensation related to stock options expected to vest, which is expected to be recognized over a weighted-average period of 2.8 years.

Recognition of compensation cost. Compensation cost for both the Omnibus Plan and MGM China Plan was recognized as follows:

	Year Ended December 31,
	2015	2014	2013
Compensation cost:	(In thousands)
Omnibus Plan	$33,742	$29,662	$27,201
MGM China Plan	9,260	8,706	6,221
Total compensation cost	43,002	38,368	33,422
Less: Reimbursed costs and capitalized cost	(1,156)	(1,104)	(1,090)
Compensation cost after reimbursed costs and capitalized cost	41,846	37,264	32,332
Less: Related tax benefit	(11,230)	(9,822)	—
Compensation cost, net of tax benefit	$30,616	$27,442	$32,332

Compensation cost for SARs granted under the Omnibus Plan is based on the fair value of each award, measured by applying the Black-Scholes model on the date of grant, using the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014	2013
Expected volatility	38%	40%	54%
Expected term	4.9 yrs.	4.9 yrs.	4.9 yrs.
Expected dividend yield	0%	0%	0%
Risk-free interest rate	1.8%	1.6%	1.6%
Weighted-average fair value of SARs granted	$7.27	$8.18	$9.44

Expected volatility is based in part on historical volatility and in part on implied volatility based on traded options on the Company’s stock.  The expected term considers the contractual term of the option as well as historical exercise and forfeiture behavior.  The risk-free interest rate is based on the rates in effect on the grant date for U.S. Treasury instruments with maturities matching the relevant expected term of the award.

Compensation cost for PSUs granted under the Omnibus Plan is based on the fair value of each award, measured by applying a Monte Carlo simulation method on the date of grant, using the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014	2013
Expected volatility	39%	31%	40%
Expected term	3.0 yrs.	3.0 yrs.	3.0 yrs.
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.9%	1.0%	0.6%
Weighted-average fair value of PSUs granted	$17.73	$18.39	$21.01

Expected volatility is based in part on historical volatility and in part on implied volatility based on traded options on the Company’s stock.  The expected term is equal to the three year performance period.  The risk-free interest rate is based on the rates in effect on the grant date for U.S. Treasury instruments with maturities matching the relevant expected term of the award.

Compensation cost for stock options granted under the MGM China Plan is based on the fair value of each award, measured by applying the Black-Scholes model on the date of grant, using the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014	2013
Expected volatility	43%	39%	46%
Expected term	5.8 yrs.	7.9 yrs.	8.0 yrs.
Expected dividend yield	2.4%	1.6%	1.2%
Risk-free interest rate	1.3%	1.8%	1.7%
Weighted-average fair value of options granted	$0.55	$1.06	$1.39

Expected volatilities are based on a blend of historical volatility from a selection of companies in MGM China’s peer group and historical volatility of MGM China’s stock price.  Expected term considers the contractual term of the option as well as historical exercise behavior of previously granted options.  Dividend yield is based on the estimate of annual dividends expected to be paid at the time of the grant. The risk-free interest rate is based on rates in effect at the valuation date for the Hong Kong Exchange Fund Notes with maturities matching the relevant expected term of the award.